Financial instruments - Financial Obligations (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 21,264
Contractual cash flows	22,638
Contractual obligation, due less than 1 year	20,549
Contractual obligation, due 1-3 years	1,674
Contractual obligation, due 4-5 years	415
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Carrying amount	15,550
Contractual cash flows	15,550
Contractual obligation, due less than 1 year	15,550
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Term loan facility (note 11)
Other Commitments [Line Items]
Carrying amount	3,903
Contractual cash flows	4,372
Contractual obligation, due less than 1 year	4,372
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Operating lease obligations
Other Commitments [Line Items]
Carrying amount	1,811
Contractual cash flows	2,716
Contractual obligation, due less than 1 year	627
Contractual obligation, due 1-3 years	1,674
Contractual obligation, due 4-5 years	$ 415